Share-Based Payments - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%	0.00%
Expense from share-based payment transactions with employees	£ 15,663,000	£ 12,022,000	£ 1,505,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0.00	£ 0.00	£ 0.02
Risk free rate	1.00%	1.00%	0.30%
Expected volatility	30.00%	30.00%	29.90%
Fair value of option (in gbp per share)	£ 12.96	£ 4.52	£ 0.63
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 25.84	£ 19.59	£ 4.58
Risk free rate	1.60%	2.91%	0.37%
Expected volatility	36.00%	36.00%	36.90%
Fair value of option (in gbp per share)	£ 43.10	£ 29.54	£ 7.14